Net finance costs - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Analysis of income and expense [abstract]
Bank borrowings (including amortization of capitalized financing fees)	€ 22,184	€ 21,463	€ 25,554
Interest expense on borrowings	20,400	19,400	23,300
Amortization of borrowing costs capitalized	€ 1,800	€ 2,700	€ 3,800